Fair Value	12 Months Ended
Dec. 31, 2013
Fair Value [Abstract]
Fair Value Disclosures [Text Block]

The Company’s assets and (liabilities) measured at fair value were as follows (in thousands):

		Based on
	Fair Value	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
December 31, 2013
Assets and (Liabilities) Measured at Fair Value on a Recurring Basis:
Bond Portfolio (1)	$25,140	$—	$25,140	$—
7.75% interest rate swap agreement - fair value hedge (2)	18,671	—	18,671	—
Derivatives (3)	—	—	—	—
Total	$43,811	$—	$43,811	$—

December 31, 2012
Assets and (Liabilities) Measured at Fair Value on a Recurring Basis:
Bond Portfolio (1)	$24,887	$—	$24,887	$—
7.75% interest rate swap agreement - fair value hedge (2)	46,090	—	46,090	—
Derivatives (3)	—	—	—	—
Total	$70,977	$—	$70,977	$—

See further discussion of Omnicare’s application of the authoritative guidance for fair value measurements, including clarification of Levels 1, 2 and 3, at the “Fair Value of Financial Instruments” caption of the “Description of Business and Summary of Significant Accounting Policies” note.

(1)
The bond portfolio is presented in "Other Current Assets" and is representative of investments in a portfolio of high quality corporate bonds and U.S. Treasury bonds that is managed by a third party. The fair value is based on quoted market prices of the individual bonds that make up the portfolio.

(2)
The fair value of the Company’s interest rate swap agreements ("swaps") are valued using market inputs with mid-market pricing as a practical expedient for the bid/ask spread.  As such, these swaps are categorized within Level 2 of the hierarchy.  The swaps are discussed in further detail at the “Debt” note.

(3)	The Company’s derivative instruments are discussed in further detail at the “Debt” note.

For cash and cash equivalents, restricted cash, accounts receivable and accounts payable, the net carrying value of these items approximates their fair value at period end (Level 1).  Further, at period end, the fair value of Omnicare’s variable rate debt facilities approximates the carrying value, as the effective interest rates fluctuate with changes in market rates.  The fair value of the Company’s fixed-rate debt facilities is based on quoted market prices and, while recorded on the Consolidated Balance Sheets at carrying value, and thus excluded from the table above, are included in the "Debt" note.